AURORA 10Q - RELATED PARTY TRANSACTIONS - Founder Shares (Details)							12 Months Ended
	Aug. 03, 2021 USD ($) $ / shares shares	Mar. 10, 2021 USD ($) shares	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 02, 2021 USD ($) shares	Feb. 03, 2021 USD ($) shares	Dec. 09, 2020 D $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2023 $ / shares shares
RELATED PARTY TRANSACTIONS
Fair value of shares price							$ 6,021,000
Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Proceeds from sale of Private Placement Warrants							$ 0	$ 6,860,057
Aurora Acquisition Corp | Independent directors
RELATED PARTY TRANSACTIONS
Fair value of shares price				$ 6,955,000	$ 6,955,000
Aurora Acquisition Corp | Private Placement
RELATED PARTY TRANSACTIONS
Number of shares of common stock to be issued (in shares) | shares								3,500,000
Aurora Acquisition Corp | Novator Private Placement Share
RELATED PARTY TRANSACTIONS
Proceeds from sale of Private Placement Warrants			$ 35,000,000
Aurora Acquisition Corp | Private Placement Warrants
RELATED PARTY TRANSACTIONS
Proceeds from sale of Private Placement Warrants			$ 6,400,000
Aurora Acquisition Corp | Private Placement Warrants | Over-allotment Option
RELATED PARTY TRANSACTIONS
Number of shares of common stock to be issued (in shares) | shares		306,705
Proceeds from sale of Private Placement Warrants		$ 460,057
Aurora Acquisition Corp | Sponsor and certain of Company's directors and officers | Novator Private Placement Units
RELATED PARTY TRANSACTIONS
Number of shares of common stock to be issued (in shares) | shares	3,500,000		3,500,000
Price of warrant | $ / shares	$ 10.00		$ 10.00
Proceeds from sale of Private Placement Warrants	$ 35,000,000		$ 35,000,000
Aurora Acquisition Corp | Sponsor and certain of Company's directors and officers | Novator Private Placement Share | Private Placement
RELATED PARTY TRANSACTIONS
Number of shares of common stock to be issued (in shares) | shares			3,500,000
Price of warrant | $ / shares			$ 10.00
Aurora Acquisition Corp | Sponsor and certain of Company's directors and officers | Private Placement Warrants
RELATED PARTY TRANSACTIONS
Number of shares of common stock to be issued (in shares) | shares							3,500,000		3,500,000
Price of warrant | $ / shares							$ 10.00		$ 10.00
Aurora Acquisition Corp | Sponsor and certain of Company's directors and officers | Private Placement Warrants | Private Placement
RELATED PARTY TRANSACTIONS
Number of shares of common stock to be issued (in shares) | shares	4,266,667		4,266,667
Price of warrant | $ / shares	$ 1.50		$ 1.50
Proceeds from sale of Private Placement Warrants	$ 6,400,000		$ 6,400,000
Aurora Acquisition Corp | Sponsor and certain of Company's directors and officers | Private Placement Warrants | Over-allotment Option
RELATED PARTY TRANSACTIONS
Number of shares of common stock to be issued (in shares) | shares	440,000	306,705	440,000
Proceeds from sale of Private Placement Warrants	$ 660,000	$ 460,057	$ 660,000
Sponsor | Class B ordinary shares | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Number of shares transferred | shares				1,407,813	1,407,813
Founder Shares | Sponsor | Class B ordinary shares | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Restrictions on transfer period of time after business combination completion						1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares						$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D						20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D						30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						150 days